SCHEDULE OF INFORMATION ABOUT INCOME TAX EXPENSES/(CREDIT) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Tax:
PRC Income Tax	¥ 209	¥ 217	¥ 33
Reversal of income tax refundable
Deferred tax expense
Tax per financial statements	¥ 209	¥ 217	¥ 33